9. RELATED PARTY TRANSACTIONS (Details Narrative)- annual (USD $)	12 Months Ended	3 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2010	Mar. 31, 2014 Annual Member	Dec. 31, 2013 Annual Member	Dec. 31, 2012 Annual Member	Dec. 31, 2010 Annual Member	Dec. 31, 2012 CEO Compensation Annual Member	Dec. 31, 2012 CEO Compensation Annual Member	Dec. 31, 2012 CEO Compensation Annual Member	Dec. 31, 2012 Stock Compensation Annual Member
Related Party Loans Current			$ 31,806	$ 49,006
Total Loans From Related Parties			251,054	199,173
Cash Payment for Services			25,000
Common stock			1,680,000			1,000,000	1,839,000	8,000,000	7,113,333
Common Stock Issued for Payment value	$ 64,000	$ 1,400,000			$ 64,000	$ 43,338	$ 108,501	$ 160,000	$ 173,500